Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation

13. Stock-Based Compensation

Key employees, outside directors, consultants and advisors of the Company are eligible to receive stock-based compensation pursuant to the terms of the Company’s 2002 Equity Compensation Plan (the “Plan”). The Plan originally allowed for the issuance of 4,200 shares for stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares and other awards. As of December 31, 2011, 1,184 shares of common stock were available for grant under the Plan. Compensation expense related to the Plan was $6,022, $6,908, and $5,631 during the years ended December 31, 2011, 2010, and 2009, respectively.

Restricted Stock

During 2011, 2010, and 2009, the Company granted 392, 391, and 114 shares, respectively, of restricted common stock at no cost to participants under the Plan. The restricted stock entitles the participants to vote their respective shares and receive dividends. The shares are subject to forfeiture and are non-transferable, which restrictions generally lapse over a four year period from the grant date. The grant date quoted market price of the underlying common stock is amortized as expense over the restriction period. As of December 31, 2011, there was $8,627 of unrecognized compensation cost related to the restricted stock, which is expected to be recognized over the next 3.5 years.

Presented below is a summary of the status of the Company’s restricted stock as of December 31, 2010 and changes during the year ended December 31, 2011:

	Shares	Weighted Average Grant-Date Fair Value	Intrinsic Value
December 31, 2010	755	$16.52	$13,160
Granted	392	18.37
Vested	(238)	18.61
Forfeited	(45)	16.04

December 31, 2011	864	$16.81	$14,517

Stock Options

Options were granted by the Company prior to 2006. These options generally vested over a three year period and had a maximum term of ten years. As of December 31, 2011, no stock options remain outstanding.

Presented below is a summary of the status of stock options held by participants during 2011, 2010, and 2009:

	2011		2010		2009
Stock Options	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding at beginning of year	236	$9.82	291	$9.29	324	$9.01
Granted	—	—	—	—	—	—
Exercised	236	9.82	55	6.99	33	6.65
Forfeited	—	—	—	—	—	—

Options outstanding at end of year	—	$—	236	$9.82	291	$9.29

The total intrinsic value of stock options exercised was $2,671, $393, and $325 in 2011, 2010, and 2009, respectively.